Senior Secured Convertible Promissory Notes (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 19, 2020	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023	Sep. 14, 2023
Debt Instrument [Line Items]
Convertible notes payable			$ 0		$ 0
Common Stock issued for conversion of notes, amount		$ 85,543	85,543
Preferred Series A issued for conversion of notes, amount		$ 157,733	$ 157,733
Common Stock, par value			$ 0.001	$ 0.001	$ 0.001
Common Stock [Member]
Debt Instrument [Line Items]
Common Stock issued for conversion of notes, shares		777,663	777,663
Common Stock issued for conversion of notes, amount			$ 778
Preferred Series A issued for conversion of notes, amount
Common Stock, par value						$ 0.001
Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred series A issued for conversion of notes, shares		95,596
Senior Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable	$ 215,000
Convertible notes	Nov. 21, 2021
Interest rate	8.00%
Debt conversion percentage	4.50%
Debt convertible stock price trigger	$ 0.11